UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Seger-Elvekrog Inc.

   Address:               39555 Orchard Hill Place, Ste. 139
                          Novi, MI  48375

   Form 13F File Number:  028-13006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Scott D. Horsburgh

   Title:                 President

   Phone:                 248-380-1700

   Signature, Place, and Date of Signing:

     /s/ Scott D. Horsburgh      Novi, MI                    10/12/12
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 59

Form 13F Information Value Total (thousands):     $276,463

List of Other Included Managers:                      NONE

Form 13F-HR Information Table

                          Title of                      VALUE       SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer              Class            CUSIP    (x$1000)     PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------              -----            -----    --------     -------  ---  ----  ----------  --------  ----   ------   ----
Abbott Laboratories         COM               2824100  12452       181628   SH           SOLE               0       0      181628
Accenture PLC Ireland       SHS CL A        G1151C101    231         3300   SH           SOLE               0       0        3300
AFLAC Inc.                  COM               1055102    393         8213   SH           SOLE               0       0        8213
AMBAC Financial Grp.        COM              23139108      1        32000   SH           SOLE               0       0       32000
Amedisys Inc.               COM              23436108    217        15680   SH           SOLE               0       0       15680
Amgen, Inc.                 COM              31162100   1663        19725   SH           SOLE               0       0       19725
A-Power Energy Gener        COM             G04136100      8        52740   SH           SOLE               0       0       52740
Apple Computer Inc.         COM              37833100    231          346   SH           SOLE               0       0         346
Berkshire Hathaway Inc.     CL B             84670207    319         3615   SH           SOLE               0       0        3615
Bio-Reference Lab           COM $.01 NEW    09057G602  13035       456105   SH           SOLE               0       0      456105
BP PLC                      SPONSORED ADR    55622104    201         4740   SH           SOLE               0       0        4740
Coach Inc.                  COM             189754104  14491       258680   SH           SOLE               0       0      258680
Coca Cola                   COM             191216100    759        20000   SH           SOLE               0       0       20000
Colgate-Palmolive           COM             194162103    636         5929   SH           SOLE               0       0        5929
ConocoPhilips               COM             20825C104    391         6831   SH           SOLE               0       0        6831
eBay Inc.                   COM             278642103  20170       416988   SH           SOLE               0       0      416988
EMC Corp                    COM             268648102  14494       531500   SH           SOLE               0       0      531500
Emerson                     COM             291011104    470         9733   SH           SOLE               0       0        9733
Entremed                    COM             29382F103     24        13146   SH           SOLE               0       0       13146
Exxon Mobil Corp.           COM             30231G102   1439        15733   SH           SOLE               0       0       15733
Fabrinet                    SHS             G3323L100   4103       353970   SH           SOLE               0       0      353970
Factset Research Sys        COM             303075105  10020       103922   SH           SOLE               0       0      103922
Fastenal Co.                COM             311900104    946        22000   SH           SOLE               0       0       22000
First Financial Bancorp     COM             320209109   6647       393069   SH           SOLE               0       0      393069
Franklin Resources          COM             354613101   4042        32320   SH           SOLE               0       0       32320
Genpact Ltd.                SHS             G3922B107  10327       619120   SH           SOLE               0       0      619120
GFI Group Inc               COM             361652209     89        28000   SH           SOLE               0       0       28000
Gilead Sciences Inc.        COM             375558103  13929       209993   SH           SOLE               0       0      209993
HCC Insurance Holdings      COM             404132102  10231       301890   SH           SOLE               0       0      301890
Int'l Bus. Machines         COM             459200101   1411         6801   SH           SOLE               0       0        6801
ISIS Pharmaceuticals        COM             464330109    613        43600   SH           SOLE               0       0       43600
J P Morgan & Co Inc.        COM             46625H100    283         6993   SH           SOLE               0       0        6993
Johnson & Johnson           COM             478160104    335         4863   SH           SOLE               0       0        4863
LJ International Inc.       ORD             G55312105    219       120059   SH           SOLE               0       0      120059
McDonald's Corporati        COM             580135101   1376        15000   SH           SOLE               0       0       15000
Medtronic Inc.              COM             585055106    696        16147   SH           SOLE               0       0       16147
Merge Technologies Inc.     COM             589981109    481       125950   SH           SOLE               0       0      125950
Neogen Corp.                COM             640491106    240         5625   SH           SOLE               0       0        5625
Norfolk Southern Cor        COM             655844108    237         3717   SH           SOLE               0       0        3717
Northern Trust Corp;        COM             665859104    557        12000   SH           SOLE               0       0       12000
O Reilly Automotive Inc.    COM             686091109  12725       152171   SH           SOLE               0       0      152171
Philip Morris Intl  Inc     COM             718172109    472         5250   SH           SOLE               0       0        5250
Praxair Inc.                COM             74005P104  13803       132872   SH           SOLE               0       0      132872
Premier Exhibitions         COM             74051E102    498       210022   SH           SOLE               0       0      210022
Procter & Gamble            COM             742718109   2794        40288   SH           SOLE               0       0       40288
Reinsurance Group of
  America                   COM NEW         759351604  10833       187203   SH           SOLE               0       0      187203
Rockwell Medical            COM             774374102    150        18300   SH           SOLE               0       0       18300
Roper Industries Inc.       COM             776696106  16493       150090   SH           SOLE               0       0      150090
S&P Depository Receipts     UNIT SER 1 S&P  78462F103   2562        17793   SH           SOLE               0       0       17793
Sandisk Corp.               COM             80004C101    269         6200   SH           SOLE               0       0        6200
Shire plc                   SPONSORED ADR   82481R106  11606       130840   SH           SOLE               0       0      130840
Stec Inc.                   COM             784774101    167        24800   SH           SOLE               0       0       24800
Stryker                     COM             863667101    352         6327   SH           SOLE               0       0        6327
T Rowe Price Group Inc.     COM             74144T108   9850       155603   SH           SOLE               0       0      155603
Tractor Supply Co.          COM             892356106  13469       136202   SH           SOLE               0       0      136202
Union Pacific Corp.         COM             907818108    232         1956   SH           SOLE               0       0        1956
Varian Medical Systems Inc. COM             92220P105  14071       233270   SH           SOLE               0       0      233270
Visa Inc.                   COM CL A        92826C839  19743       147030   SH           SOLE               0       0      147030
Waters Corp.                COM             941848103  13165       157984   SH           SOLE               0       0      157984